Goodwill and Identifiable Intangible Assets (Details Textual) (USD $)	9 Months Ended				12 Months Ended
	Sep. 30, 2013	Oct. 01, 2013	Feb. 29, 2012 Aldagen [Member]	Apr. 30, 2010 Angel [Member]	Dec. 31, 2013 Cost Of Sales [Member]	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2013 Cost Of Royalties [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill related to Aldagen acquisition			$ 422,000	$ 707,000
Amortization					88,000	209,000	69,000
Intangible Asset Carrying Value	1,700,000
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure		$ 1,500,000